DISPOSAL OF SUBSIDIARIES - Disposal of KAG (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
DISPOSAL OF SUBSIDIARIES
Dispositions of value		$ 1,996
Outstanding balance		$ 2,162	$ 4,158
Other Liability, Current, Related Party [Extensible Enumeration]		Nonrelated Party [Member]	Nonrelated Party [Member]
Series G Preferred Stock
DISPOSAL OF SUBSIDIARIES
Dispositions of shares issued	12,800
Dispositions of value	$ 1,996
Disposal Group | Kaixin Auto Group ("KAG")
DISPOSAL OF SUBSIDIARIES
Consideration				$ 4,158
Disposal Group | Kaixin Auto Group ("KAG") | Accrued expenses and other current liabilities
DISPOSAL OF SUBSIDIARIES
Consideration		$ 4,158